Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Disclosure of detailed information about Tax (expense) recovery [Table Text Block]
	Year ended
	December 31,	December 31,
	2022	2021
Income tax expense	$(7,688)	(5,430)
Deferred income tax recovery (expense)	1,423	(3,758)
Total	$(6,265)	(9,188)

Disclosure of detailed information about effective income tax (expense) recovery [Table Text Block]
	Year Ended
	December 31,	December 31,
	2022	2021
Net income before tax	$4,039	$31,759
Expected income tax expense based on statutory rate	(1,070)	(8,416)
Adjustments to expected income tax (expense) recovery:
Permanent differences and other	(15,023)	(9,722)
Tax effect of unrecognized temporary differences and tax losses	(1,442)	(3,465)
Tax incentives and tax loss benefit not previously recognized	4,581	8,712
Effect of tax rates in foreign jurisdictions	6,636	4,971
Foreign exchange	53	(1,268)
Income tax expense	$(6,265)	$(9,188)

Disclosure of detailed information about deferred income tax balances [Table Text Block]
	Year ended	2021
	December 31,	December 31,
	2022	2021
Net deferred income tax asset, beginning of the year	$3,343	$7,178
Deferred income tax recovery (expense)	1,423	(3,758)
Effect of foreign exchange	(170)	(77)
Net deferred income tax asset, end of the year	$4,596	$3,343

	December 31,	December 31,
	2022	2021
Deferred income tax asset	$4,596	$3,343
Net deferred income tax asset	$4,596	$3,343

Disclosure of detailed information about changes in deferred income tax balances [Table Text Block]
	December 31,	December 31,
	2022	2021
Brazil
Recognized deferred tax assets:
Non-capital losses	$11,210	$10,565
Mine properties	1,999	1,754
Recognized deferred tax liabilities:
Transitional tax regime	(7,825)	(7,713)
Provisions	(3,402)	(4,227)
	$1,982	$379
Canada
Recognized deferred tax assets:
Non-capital losses	$1,690	$2,009
Ireland
Recognized deferred tax assets:
Non-capital losses	$911	$943
U.S.
Recognized deferred tax assets:
Non-capital losses	$1,738	$1,900
Provisions and other	13	12
Recognized deferred tax liabilities:
Mine properties, plant and equipment	(1,738)	(1,900)
	$13	$12

Net deferred income tax asset	$4,596	$3,343

Disclosure of detailed information about deductible temporary differences [Table Text Block]
	December 31,	December 31,
	2022	2021
Canada
Non-capital loss carry-forwards	$45,649	$46,921
Mine properties, plant and equipment	17,561	18,778
Capital losses and foreign exchange	11,760	9,215
Share issue costs	438	1,856
Ireland
Mine properties, plant and equipment	$-	$2
U.S.
Non-capital loss carry-forwards	$36,645	$10,633
Provisions and other	361	394
Mine properties, plant and equipment	267	584

Disclosure of detailed information about expiraton period of non capital losses [Table Text Block]
Expiry Date	Amount	Expiry Date	Amount	Expiry Date	Amount
2033	$3,092	2036	$2,754	2039	$13,751
2034	16,691	2037	3,848	2040	7
2035	133	2038	11,315	2042	109
					$51,700